Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Obligations and Funded Status
The funded status and the amounts recognized on the Consolidated Balance Sheets for the years ended December 31, 2025 and 2024 are shown in the table below.

	December 31,
(dollars in thousands)	2025	2024
Change in projected benefit obligation:
Balance, January 1	$28,787	$30,623
Service cost	695	947
Interest cost	1,550	1,477
Actuarial gain(1)	(417)	(3,147)
Benefits paid	(1,389)	(1,113)
Balance, December 31,	29,226	28,787
Change in plan assets:
Fair value, January 1	40,332	36,242
Actual return on plan assets	4,473	5,348
Employer contribution	—	—
Expenses paid	(149)	(145)
Benefits paid	(1,389)	(1,113)
Fair value, December 31,	43,267	40,332
Funded status at end of year	14,041	11,544
Accumulated benefit obligation	$26,370	$24,954

Amounts recognized in the statement of financial position consist of the following:
Non-current assets	$14,041	$11,544
Net asset at end of year	$14,041	$11,544
(1)The actuarial gain in 2024 was primarily driven by the increase in the year-over-year discount rate, which resulted in a gain for the plan.

Schedule of Components of Net Pension Cost
The following items are components of net pension income for the years ended December 31, 2025, 2024, and 2023 as indicated:

	For the year ended December 31,
(dollars in thousands)	2025	2024	2023
Service cost - benefits earned during the year	$695	$947	$946
Interest costs on projected benefit obligations (1)	1,550	1,477	1,428
Expected return on plan assets (1)	(2,340)	(2,358)	(2,178)
Expected administrative expenses	145	109	115
Amortization of unrecognized net (gain) loss (1)	(1,275)	(690)	(640)
Net periodic pension income	$(1,225)	$(515)	$(329)
(1)The components of net periodic pension income other than the service cost component are included in other non-interest income.
Schedule of Accumulated Other Comprehensive Loss
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss) at December 31, 2025 and 2024 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

	December 31,
(dollars in thousands)	2025	2024
Net accumulated actuarial net gain	$16,426	$15,155
Accumulated other comprehensive gain	16,426	15,155
Net periodic benefit cost in excess of cumulative employer contributions	(2,385)	(3,611)
Net amount recognized at December 31, balance sheet	$14,041	$11,544

Net actuarial gain arising during period	$2,546	$6,100
Amortization of net actuarial gain	(1,275)	(690)
Total recognized in other comprehensive income	$1,271	$5,410

Schedule of Assumptions Utilized
Assumptions utilized to determine benefit obligations as of December 31, 2025, 2024, and 2023 and to determine pension expense for the years then ended are as follows:

	December 31,
	2025	2024	2023
Determination of benefit obligation at year end:
Discount rate	5.55%	5.65%	4.95%
Annual rate of compensation increase	4.50	4.50	4.50
Determination of pension expense for year ended:
Discount rate for the service cost	5.65%	4.95%	5.10%
Annual rate of compensation increase	4.50	4.50	4.50
Expected long-term rate of return on plan assets	6.25	6.75	6.75

Schedule of Fair Value of Pension Plan Assets	During the past five years, the Company's plan assets have experienced the following annual returns:

	For the year ended December 31,
	2025	2024	2023	2022	2021
Actual rate of return	11.3%	15.9%	21.1%	(17.0)%	22.1%
The fair value of the Company's pension plan assets at December 31, 2025 and 2024 by asset category was as follows:

		Fair Value Measurements
(dollars in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2025
Cash equivalents	$4,426	$4,426	$—	$—
U.S government agency obligations	12,013	—	12,013	—
Corporate bonds	5,358	—	5,358	—
Mutual funds	21,470	21,470	—	—
Total	$43,267	$25,896	$17,371	$—
December 31, 2024
Cash equivalents	$3,630	$3,630	$—	$—
U.S government agency obligations	7,536	—	7,536	—
Corporate bonds	975	—	975	—
Mutual funds	28,191	28,191	—	—
Total	$40,332	$31,821	$8,511	$—

Schedule of Future Benefit Payments
The future benefit payments expected to be paid during the following years ended December 31, are as follows:

(dollars in thousands)
2026	$1,241
2027	1,377
2028	1,501
2029	1,629
2030	1,822
Thereafter	10,538
Total	$18,108